Property and Equipment	12 Months Ended
Dec. 31, 2020
Property and Equipment
Property and Equipment and Intangible Assets

6. Property and Equipment and Intangible Assets

Property and Equipment

Property and equipment consisted of the following:

	Depreciable	As of
	Life	December 31,	December 31,
	(In Years)	2020	2019

		(In thousands)
Equipment leased to customers	2-5	$1,719,778	$1,837,503
EchoStar XV	15	277,658	277,658
EchoStar XVIII	15	411,255	411,255
Satellites acquired under finance lease agreements	15	398,107	398,107
Furniture, fixtures, equipment and other	2-20	1,969,107	1,894,629
Buildings and improvements	5-40	301,037	289,421
Land	-	13,186	13,186
Construction in progress	-	51,800	70,081
Total property and equipment		5,141,928	5,191,840
Accumulated depreciation		(3,577,224)	(3,440,267)
Property and equipment, net		$1,564,704	$1,751,573

Depreciation and amortization expense consisted of the following:

	For the Years Ended December 31,
	2020	2019	2018

	(In thousands)
Equipment leased to customers	$290,006	$370,867	$437,342
Satellites	95,187	65,441	61,045
Buildings, furniture, fixtures, equipment and other	119,445	141,040	162,073
Total depreciation and amortization	$504,638	$577,348	$660,460

Cost of sales and operating expense categories included in our accompanying Consolidated Statements of Operations and Comprehensive Income (Loss) do not include depreciation expense related to satellites or equipment leased to customers.

Satellites

Pay-TV Satellites.  We currently utilize 11 satellites in geostationary orbit approximately 22,300 miles above the equator, two of which we own and depreciate over their estimated useful life.  We currently utilize certain capacity on six satellites that we lease from DISH Network, one satellite that we lease from EchoStar, and two satellites that we lease from third parties.  All leased satellites are accounted for as operating leases except Nimiq 5 and Anik F3, which are accounted for as financing leases and are depreciated over their economic life.

As of December 31, 2020, our pay-TV satellite fleet consisted of the following:

		Degree
	Launch	Orbital	Lease
Satellites	Date	Location	Termination Date
Owned:
EchoStar XV	July 2010	61.5	N/A
EchoStar XVIII	June 2016	61.5	N/A

Leased from EchoStar (1):
EchoStar IX	August 2003	121	Month to month

Leased from DISH Network (2)(3):
EchoStar X	February 2006	110	February 2022
EchoStar XI	July 2008	110	September 2021
EchoStar XIV	March 2010	119	February 2023
EchoStar XVI	November 2012	61.5	January 2023
Nimiq 5 (4)	September 2009	72.7	September 2021
QuetzSat-1	September 2011	77	November 2021

Leased from Other Third Party:
Anik F3	April 2007	118.7	April 2022
Ciel II	December 2008	129	January 2022
(1)	See Note 17 for further information on our Related Party Transactions with EchoStar.
(2)	See Note 17 for further information on our Related Party Transactions with DISH Network.
(3)	On May 19, 2019, DISH Network entered into the Master Transaction Agreement with EchoStar. Upon the closing of the Master Transaction Agreement on September 10, 2019, these satellites and satellite service agreements leased from EchoStar were transferred to DISH Network. See Note 20 “Related Party Transactions” in the Notes to DISH Network’s Annual Report on Form 10-K for the year ended December 31, 2020 for further information on the Master Transaction Agreement.
(4)	The Nimiq 5 satellite, for which we have the option to renew on a year-to-year basis through September 2024 (when DISH Network’s lease term expires) was previously classified as an operating lease. As a result of the Master Transaction Agreement and expiration of the initial lease term in 2019, we now include our options to renew the lease through September 2024 in the lease term as we are reasonably certain to exercise those options. Accordingly, Nimiq 5 is accounted for as a finance lease.

On May 14, 2019, we and DISH Orbital II L.L.C (“DOLLC II”), an indirect wholly-owned subsidiary of DISH Network, entered into an agreement to sell our interests in the Local Multipoint Distribution Service (“LMDS”) and multichannel video distribution and data service (“MVDDS”) licenses in exchange for the EchoStar XVIII satellite (the “Satellite and Spectrum Transaction”).  As the Satellite and Spectrum Transaction is among entities under common control, we recorded the EchoStar XVIII Satellite at DOLLC II’s net historical cost basis of $320 million.  The difference between the net historical cost basis of EchoStar XVIII and our net carrying value of the LMDS and MVDDS licenses of $26 million, resulted in a $267 million capital transaction, net of tax, that was recorded in “Additional paid-in capital” on our Consolidated Balance Sheets during the second quarter of 2019.

Satellite Anomalies

Operation of our DISH TV services requires that we have adequate satellite transmission capacity for the programming that we offer.  While we generally have had in-orbit satellite capacity sufficient to transmit our existing channels and some backup capacity to recover the transmission of certain critical programming, our backup capacity is limited.

In the event of a failure or loss of any of our owned or leased satellites, we may need to acquire or lease additional satellite capacity or relocate one of our other owned or leased satellites and use it as a replacement for the failed or lost satellite.  Such a failure could result in a prolonged loss of critical programming or a significant delay in our plans to expand programming as necessary to remain competitive and thus may have a material adverse effect on our business, financial condition and results of operations.

In the past, certain of our owned and leased satellites have experienced anomalies, some of which have had a significant adverse impact on their remaining useful life and/or commercial operation.  There can be no assurance that future anomalies will not impact the remaining useful life and/or commercial operation of any of the owned and leased satellites in our fleet.  See Note 2 for further information on evaluation of impairment.  There can be no assurance that we can recover critical transmission capacity in the event one or more of our owned or leased in-orbit satellites were to fail.  We generally do not carry commercial launch or in-orbit insurance on any of the satellites that we own, and therefore, we will bear the risk associated with any uninsured launch or in-orbit satellite failures.

Intangible Assets

As of December 31, 2020 and 2019, our identifiable intangibles subject to amortization consisted of the following:

	As of December 31,
	2020		2019
	Intangible	Accumulated	Intangible	Accumulated
	Assets	Amortization	Assets	Amortization

	(In thousands)
Technology-based	$58,162	$(53,991)	$58,162	$(53,447)
Trademarks	35,010	(33,396)	35,010	(30,655)
Contract-based	4,500	(4,500)	4,500	(4,500)
Customer relationships	23,632	(23,632)	23,632	(23,632)
Total	$121,304	$(115,519)	$121,304	$(112,234)

These identifiable intangibles are included in “Other noncurrent assets, net” on our Consolidated Balance Sheets.  Amortization of these intangible assets is recorded on a straight-line basis over an average finite useful life primarily ranging from approximately five to 20 years.  Amortization was $3 million, $6 million and $7 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Estimated future amortization of our identifiable intangible assets as of December 31, 2020 is as follows (in thousands):

For the Years Ended December 31,
2021	$835
2022	666
2023	654
2024	654
2025	654
Thereafter	2,322
Total	$5,785

As of December 31, 2020 and 2019, we had goodwill of $6 million, which is included in “Other noncurrent assets, net” on our Consolidated Balance Sheets.

FCC Authorizations

As of December 31, 2020 and 2019, our FCC Authorizations consisted of the following:

	As of December 31,
	2020	2019

	(In thousands)
DBS Licenses	$611,794	$611,794
Total	$611,794	$611,794